UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS LifeCompass 2020 Fund
	Shares	Value ($)
Equity - Equity Funds 59.4%
DWS Capital Growth Fund "Institutional" (a)	42,570	3,276,153
DWS Core Equity Fund "Institutional" (a)	1,218,049	29,415,891
DWS Dreman Small Cap Value Fund "Institutional" (a)	16,034	773,305
DWS EAFE Equity Index Fund "Institutional" (a)	893,625	13,145,224
DWS Emerging Markets Equity Fund "Institutional" (a)	321,029	5,296,984
DWS Equity 500 Index Fund "Institutional" (a)	158,608	32,525,836
DWS Global Equity Fund "Institutional" (a)	453,760	3,657,306
DWS Global Growth Fund "Institutional" (a)	183,995	5,236,503
DWS Global Small Cap Growth Fund "Institutional" (a)	59,201	2,907,361
DWS Latin America Equity Fund "S" (a)	15,139	455,381
DWS Small Cap Core Fund "S" (a)	235,067	6,393,812
DWS Small Cap Growth Fund "S"* (a)	19,777	700,710
DWS Technology Fund "Institutional"* (a)	121	2,290
DWS World Dividend Fund "Institutional" (a)	45,419	1,298,986

Total Equity - Equity Funds (Cost $82,735,946)		105,085,742
Equity - Exchange-Traded Funds 3.5%
SPDR Barclays Convertible Securities Fund	118,870	5,552,418
SPDR Barclays Short Term High Yield Bond Fund	18,800	582,612

Total Equity - Exchange-Traded Funds (Cost $5,343,335)		6,135,030
Fixed Income - Bond Funds 34.9%
DWS Core Fixed Income Fund "Institutional" (a)	1,698,045	16,538,961
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	566,782	1,723,018
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	166,368	1,731,894
DWS Enhanced Global Bond Fund "S" (a)	361,727	3,573,859
DWS Floating Rate Fund "Institutional" (a)	366,688	3,468,865
DWS Global Inflation Fund "Institutional" (a)	276,584	2,743,710
DWS High Income Fund "Institutional" (a)	350,298	1,747,984
DWS Short Duration Fund "S" (a)	893,637	8,239,335
DWS U.S. Bond Index Fund "Institutional" (a)	2,116,968	22,037,639

Total Fixed Income - Bond Funds (Cost $63,140,413)		61,805,265
Market Neutral Fund 1.0%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $1,670,099)	174,712	1,691,212
Fixed Income - Money Market Fund 1.6%
Central Cash Management Fund, 0.07% (a) (b) (Cost $2,874,729)	2,874,729	2,874,729

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $155,764,522) †	100.4	177,591,978
Other Assets and Liabilities, Net	(0.4)	(648,608)

Net Assets	100.0	176,943,370

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $157,019,896.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $20,572,082.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,320,878 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,748,796.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2013 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2013
DWS Capital Growth Fund	4,582,122	—	1,881,558	630,642	—	—	3,276,153
DWS Core Equity Fund	19,896,696	7,248,477	468,707	5,337	66,477	—	29,415,891
DWS Small Cap Value Fund	—	750,000	6,615	97	—	—	773,305
DWS EAFE Equity Index Fund	15,976,072	71,644	4,687,000	570,902	—	—	13,145,224
DWS Emerging Markets Equity Fund	5,185,471	150,117	577,000	13,987	—	—	5,296,984
DWS Equity 500 Index Fund	32,219,540	132,720	3,176,375	601,611	132,720	—	32,525,836
DWS Global Equity Fund	4,437,427	—	1,255,872	232,501	—	—	3,657,306
DWS Global Growth Fund	1,714,980	3,351,000	39,455	(224)	—	—	5,236,503
DWS Global Small Cap Growth Fund	—	2,892,000	20,052	(108)	—	—	2,907,361
DWS International Fund	1,983,163	—	2,185,802	286,173	—	—	—
DWS Large Cap Focus Growth Fund	611,440	—	678,209	291,539	—	—	—
DWS Large Cap Value Fund	2,219,378	11,998	2,377,407	1,009,875	11,998	—	—
DWS Latin America Equity Fund	—	468,757	—	—	—	—	455,381
DWS Small Cap Core Fund	6,943,154	—	1,592,277	246,415	—	—	6,393,812
DWS Small Cap Growth Fund	—	675,000	—	—	—	—	700,710
DWS Technology Fund	982,509	—	1,061,000	441,426	—	—	2,290
DWS World Dividend Fund	—	1,314,000	25,156	150	—	—	1,298,986
DWS Core Fixed Income Fund	19,255,841	154,103	3,044,449	(211,126)	155,290	—	16,538,961
DWS Enhanced Commodity Strategy Fund	1,809,383	—	51,671	(20,617)	—	—	1,723,018
DWS Enhanced Emerging Markets Fixed Income Fund	1,732,292	16,071	45,796	(2,320)	16,071	—	1,731,894
DWS Enhanced Global Bond Fund	3,540,062	24,201	97,892	(1,890)	24,201	—	3,573,859
DWS Floating Rate Fund	1,793,006	1,744,052	72,273	76	24,052	—	3,468,865
DWS Global High Income Fund	1,801,017	19,203	1,864,261	60,702	20,839	—	—
DWS Global Inflation Fund	5,688,144	15,569	3,022,000	(293,608)	15,569	—	2,743,710
DWS High Income Fund	2,257,390	33,261	593,646	35,228	33,261	—	1,747,985
DWS Short Duration Fund	4,947,064	3,420,655	139,171	(151)	40,655	—	8,239,335
DWS U.S. Bond Index Fund	22,204,079	162,894	457,773	(25,279)	165,135	—	22,037,639
DWS Diversified Market Neutral Fund	1,760,386	—	54,767	701	—	—	1,691,212
Central Cash Management Fund	6,092,349	39,322,150	22,878,599	—	—	—	2,874,729
Total	169,632,965	61,977,872	52,354,783	3,872,039	706,268	—	171,456,949

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$105,085,742	$—	$—	$105,085,742
Exchange-Traded Funds	6,135,030	—	—	6,135,030
Bond Funds	61,805,265	—	—	61,805,265
Market Neutral Fund	1,691,212	—	—	1,691,212
Money Market Fund	2,874,729	—	—	2,874,729
Total	$177,591,978	$—	$—	$177,591,978

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014